Note 06 - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 518	€ 521	€ 568
Commissions for assets under management	3,429	3,547	3,436
Commissions for other securities	401	359	335
Underwriting and advisory fees	1,688	1,656	1,696
Brokerage fees	1,665	1,751	2,238
Commissions for local payments	1,394	1,474	1,460
Commissions for foreign commercial business	536	586	621
Commissions for foreign currency/exchange business	11	15	15
Commissions for loan processing and guarantees	1,058	989	981
Intermediary fees	787	535	493
Fees for sundry other customer services	741	850	1,076
Total commission and fee income	12,227	12,283	12,921
Gross expense	(2,803)	(2,763)	(2,882)
Net fees and commissions	9,424	9,520	10,039
Corporate Bank [Member]
Major type of services: [Abstract]
Commissions for administration	245	251	275
Commissions for assets under management	19	22	23
Commissions for other securities	365	330	301
Underwriting and advisory fees	29	29	38
Brokerage fees	21	13	12
Commissions for local payments	437	498	490
Commissions for foreign commercial business	409	455	471
Commissions for foreign currency/exchange business	4	7	7
Commissions for loan processing and guarantees	529	497	521
Intermediary fees	13	32	24
Fees for sundry other customer services	271	297	281
Total commission and fee income	2,343	2,429	2,444
Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	17	8	10
Commissions for assets under management	1	1	16
Commissions for other securities	0	0	0
Underwriting and advisory fees	1,688	1,568	1,479
Brokerage fees	357	253	260
Commissions for local payments	(2)	0	(1)
Commissions for foreign commercial business	25	26	32
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	210	189	187
Intermediary fees	2	2	1
Fees for sundry other customer services	289	349	578
Total commission and fee income	2,588	2,397	2,564
Private Bank [Member]
Major type of services: [Abstract]
Commissions for administration	235	234	249
Commissions for assets under management	319	304	260
Commissions for other securities	35	28	29
Underwriting and advisory fees	13	15	15
Brokerage fees	1,103	930	884
Commissions for local payments	951	974	959
Commissions for foreign commercial business	104	106	117
Commissions for foreign currency/exchange business	6	7	7
Commissions for loan processing and guarantees	305	281	246
Intermediary fees	757	486	437
Fees for sundry other customer services	39	54	69
Total commission and fee income	3,867	3,419	3,273
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	23	23	22
Commissions for assets under management	3,090	3,219	3,131
Commissions for other securities	0	1	2
Underwriting and advisory fees	0	0	(1)
Brokerage fees	72	81	82
Commissions for local payments	0	0	0
Commissions for foreign commercial business	0	0	0
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	0	0	0
Intermediary fees	1	0	0
Fees for sundry other customer services	131	127	117
Total commission and fee income	3,317	3,451	3,352
Capital Release Unit [Member]
Major type of services: [Abstract]
Commissions for administration	1	5	15
Commissions for assets under management	0	1	6
Commissions for other securities	0	1	2
Underwriting and advisory fees	1	61	193
Brokerage fees	113	470	999
Commissions for local payments	0	1	12
Commissions for foreign commercial business	0	0	2
Commissions for foreign currency/exchange business	0	0	1
Commissions for loan processing and guarantees	7	16	26
Intermediary fees	1	1	13
Fees for sundry other customer services	4	23	31
Total commission and fee income	127	578	1,300
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	(3)	0	(3)
Commissions for assets under management	1	2	0
Commissions for other securities	0	0	0
Underwriting and advisory fees	(42)	(17)	(28)
Brokerage fees	(1)	5	0
Commissions for local payments	7	1	(1)
Commissions for foreign commercial business	(3)	(1)	(1)
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	7	6	1
Intermediary fees	12	14	17
Fees for sundry other customer services	7	1	0
Total commission and fee income	€ (15)	€ 10	€ (13)